Investment Securities - Details of Long-term Investment Securities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2018
Disclosure of financial assets [line items]
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 710,272
Sale of shares, amount of cash	₩ 234,683	₩ 371,816	₩ 129,726
Number of shares				41,157,506
Number of treasury stock issued	80,745,711	80,745,711	80,745,711
Proceeds from issue of treasury stock	₩ 300,000
Gain on settlement of derivatives	₩ 28,787
Kakao Co Ltd [member]
Disclosure of financial assets [line items]
Number of shares	2,177,401
Consideration Paid	₩ 302,321
Number of treasury stock issued	1,266,620
Proceeds from issue of treasury stock	₩ 300,000
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Valuation gain on financial assets	₩ 30,073
Hana Financial Group Inc [member]
Disclosure of financial assets [line items]
Sale of shares, number of shares sold	6,109,000
Sale of shares, amount of cash	₩ 221,146